Commitments and Contingencies (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 03, 2014	Nov. 30, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating Leases, Rent Expense, Net			$ 182.0	$ 181.0	$ 181.0
Operating Leases, Future Minimum Payments Due [Abstract]
2017			163.7
2018			132.6
2019			103.0
2020			79.5
2021			60.2
2022 and Thereafter			176.5
Operating Leases, Future Minimum Payments Due, Total			715.5
Unconditional Purchase Obligations [Abstract]
Unrecorded Unconditional Purchase Obligation			$ 378.0
Date by which the majority of unrecorded Unconditional purchase obligations will be settled			Dec. 31, 2017
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Accrual for Environmental Loss Contingencies, Net			$ 49.0
Enzo Biochem, Enzo Life Sciences and Yale Univ [Member]
Loss Contingency [Abstract]
Loss Contingency Accrued			61.0
Enzo Biochem, Enzo Life Sciences and Yale Univ [Member] | Life Technologies Corporation [Member]
Loss Contingency [Abstract]
Damages Awarded		$ 49.0
Prejudgment Interest Awarded		$ 12.0
Loss Contingency Accrued	$ 61.0
Promega Corp and Max-Plank-Gesellschaft [Member]
Loss Contingency [Abstract]
Loss Contingency Accrued			52.0
Promega Corp and Max-Plank-Gesellschaft [Member] | Life Technologies Corporation [Member]
Loss Contingency [Abstract]
Damages Awarded	52.0
Loss Contingency Accrued	$ 52.0
Letters of Credit / Bank Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 179.0
Guarantor Obligations, Term			Substantially all of these letters of credit and guarantees expire before 2022.
Surety Bonds and Other Guarantees [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 24.0
Guarantor Obligations, Term			The expiration of these bonds and guarantees ranges through 2018.
Lease Residual Value Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 155.0
Businesses Sold [Member] | Pension Obligation Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			40.0
Product Liability, Workers Compensation and Other Personal Injury Matters [Member]
Loss Contingency [Abstract]
Loss Contingency Accrued			230.0
Loss Contingency, Accrual, Gross			256.0
Estimated Amount Due from Insurers, Net			97.0
Estimated Amount Due from Insurers, Undiscounted			$ 114.0
Loss Contingency, Accrual, Weighted Average Discount Rate			4.67%
Loss Contingency, Accrual, Discount Amount			$ 26.0
Estimated Amount Due from Insurers, Discount Amount			17.0
Loss Contingency, Net, Discount Amount			9.0
Loss Contingency Accrual, Product Liability, Gross, Divested Business			10.0
Product Liability, Workers Compensation and Other Personal Injury Matters [Member] | Minimum [Member]
Loss Contingency [Abstract]
Loss Contingency, Estimate of Possible Loss			251.0
Product Liability, Workers Compensation and Other Personal Injury Matters [Member] | Maximum [Member]
Loss Contingency [Abstract]
Loss Contingency, Estimate of Possible Loss			$ 397.0